Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
a.	Other current liabilities:

	March 31,
	2016	2015
Returns reserve	$93,920	$109,765
Medicaid and indirect rebates	48,090	43,202
Accrued income taxes	23,509	75,384
Employees and payroll accruals	19,131	18,264
Accrued expenses	17,244	16,999
Due to customers	12,338	12,115
Royalties	6,247	4,251
Deferred revenue	799	79
Legal and audit fees	621	329
Deferred taxes	283	261
Derivative instruments	—	5,449
Settlements and loss contingencies	—	540
Other	4,427	2,975
	$226,609	$289,613

Schedule of Other Long-Term Liabilities
a.	Other long-term liabilities:

	March 31,
	2016	2015
Accrued severance pay	$1,842	$1,712
Deferred revenue	1,326	983
Interest rate swap	—	655
Other	27	130
	$3,195	$3,480